Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Parent [member]	Ordinary shares [member]	Additional paid-in capital [member]	Treasury shares [member]	Accumulated other Comprehensive income [member]	Accumulated other Comprehensive income [member] Effect of transition to IFRSs [member]	Retained earnings [member]	Retained earnings [member] Effect of transition to IFRSs [member]	Noncontrolling interests [member]
Balance at Jan. 01, 2017	$ 467,138	$ 466,720	$ 107,010	$ 103,473	$ (9,020)	$ (1,554)		$ 266,811		$ 418
Balance (in shares) at Jan. 01, 2017			356,700		(12,693)
Profit (loss) for the year	25,538	27,680						27,680		(2,142)
Other comprehensive income	1,103	1,108				1,108				(5)
Total comprehensive income for the year	26,641	28,788				1,108		27,680		(2,147)
Contributions by and distributions to owners
Declaration of cash dividends	(41,281)	(41,281)						(41,281)
Share-based compensation expenses	997	945		945						52
Restricted stock vested (in shares)					201
Restricted stock vested				(142)	$ 142
Aggregate of contribution by distribution to owners (in shares)					201
Aggregate of contribution by distribution to owners	(40,284)	(40,336)		803	$ 142			(41,281)		52
Changes in ownership interests
Dilution gain of equity method investment	26	26		26
New shares issued by subsidiary	105	130		130						(25)
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	(38)	(5)		(5)						(33)
Aggregate of Changes in Ownership Interests	93	151		151						(58)
Balance at Dec. 31, 2017	453,588	455,323	$ 107,010	104,427	$ (8,878)	(446)		253,210		(1,735)
Balance (in shares) at Dec. 31, 2017			356,700		(12,492)
Effect of adopting IFRS 9							$ (193)		$ 193
Profit (loss) for the year	6,026	8,569						8,569		(2,543)
Other comprehensive income	95	90				90				5
Total comprehensive income for the year	6,121	8,659				(103)		8,762		(2,538)
Contributions by and distributions to owners
Declaration of cash dividends	(17,210)	(17,210)						(17,210)
Share-based compensation expenses	408	386		386						22
Restricted stock vested (in shares)					83
Restricted stock vested				(59)	$ 59
Aggregate of contribution by distribution to owners (in shares)					83
Aggregate of contribution by distribution to owners	(16,802)	(16,824)		327	$ 59			(17,210)		22
Changes in ownership interests
Dilution gain of equity method investment	(631)	(631)		(26)				(605)
New shares issued by subsidiary	11	21		21						(10)
Aggregate of Changes in Ownership Interests	(620)	(610)		(5)				(605)		(10)
Balance at Dec. 31, 2018	$ 442,287	$ 446,548	$ 107,010	$ 104,749	$ (8,819)	$ (549)		$ 244,157		$ (4,261)
Balance (in shares) at Dec. 31, 2018			356,700		(12,409)